Leases (Tables)	12 Months Ended
Dec. 31, 2019
Maturities of sales-type lease receivables [Line Items]
Maturities of sales-type lease receivables [Table Text Block]
Maturities of sales-type lease receivables as of December 31, 2019 are as follows (in thousands):

Fiscal Year	Amount

2020	$538
2021	396
2022	350
2023	126
2024	—
Thereafter	—
Total undiscounted cash flows	1,410
Present value of lease payments (recognized as lease receivables)	1,329
Difference between undiscounted and discounted cash flows	$81

Maturities of operating lease receivables [Table Text Block]
Maturities of operating lease receivables as of December 31, 2019 are as follows (in thousands):

Fiscal Year	Amount

2020	$2,287
2021	1,218
2022	426
2023	81
2024	—
Thereafter	—
Total undiscounted cash flows	$4,012